Share Capital	12 Months Ended
Dec. 31, 2017
Disclosure of share capital, reserves and other equity interest [Abstract]
Share Capital

13.	SHARE CAPITAL

a)	Authorized share capital of the Company consists of an unlimited number of fully paid Class A common shares without par value.

	Number of Shares	Amount
Outstanding at December 31, 2015	257,070,005	$2,773.7
Shares issued through:
Acquisition of Carlisle Goldfields	4,788,039	17.5
Share-based compensation plans	1,457,872	9.7
Exercise of warrants	432,191	1.2
Flow-through share financing	3,328,388	20.1
Outstanding at December 31, 2016	267,076,495	$2,822.2
Shares issued through:
Acquisition of Richmont Mines Ltd (note 5)	88,398,804	615.3
Equity financing (i)	31,450,000	241.8
Share-based compensation plans	542,250	3.5
Exercise of warrants	332,466	0.5
Flow-through share financing (ii)	1,301,535	8.4
Outstanding at December 31, 2017	389,101,550	$3,691.7

(i)     Equity financing
On February 9, 2017, the Company completed an equity financing with a syndicate of underwriters, pursuant to which, on a bought deal basis, 31,450,000 common shares of the Company were issued at a price of $7.95 per common share, for aggregate gross proceeds to the Company of $250.0 million. Transaction costs related to equity financing were $10.9 million, and the Company recognized a corresponding deferred tax asset of $2.7 million.
(ii)     Flow-through share financing
During the year, the Company completed a Canadian Development Expense ("CDE") flow-through financing for gross proceeds of CAD $12.0 million (at a price per share of CAD $10.87) and Canadian Exploration Expense ("CEE") flow-through financing for gross proceeds of CAD $3.0 million (at a price per share of CAD $15.15), both at premiums to the share price on the date of issuance.
b) Employee long-term incentive plan and share purchase plan
The Company has a long-term incentive plan under which share-based compensation, including stock options, deferred share units ("DSUs"), performance share units ("PSUs"), restricted share units ("RSUs") and stock appreciation rights ("SARs") may be granted to directors, officers, employees, and consultants of the Company. The incentive plan was approved by shareholders in 2016. The Company also has an Employee Share Purchase Plan which enables employees to purchase Class A common shares through payroll deduction. Employees can contribute up to 10% of their annual base salary, and the Company will match 75% of the employees’ contributions. The Class A common shares can be issued from treasury based on the volume weighted average closing price of the last five days prior to the end of the quarter. At the option of the Company, the shares may be purchased for plan participants in the open market. The maximum number of Class A common shares that may be reserved and set aside for issuance under the long-term incentive plan is 6.5% of the Class A common shares outstanding at the time of granting the award (on a non-diluted basis) inclusive of 0.2% of the issued and outstanding shares (on a non-diluted basis) specifically allocated to the employee share purchase plan.

c)	Stock options
The following is a continuity of the changes in the number of stock options outstanding:

	Number	Weighted average exercise price (CAD$)
Outstanding at December 31, 2015	10,237,362	$12.15
Granted	1,620,000	3.75
Conversion of Carlisle options to Alamos	462,954	9.69
Exercised	(1,099,749)	7.63
Expired	(1,708,931)	13.56
Outstanding at December 31, 2016	9,511,636	$10.87
Granted	578,490	9.62
Conversion of Richmont options to Alamos options (note 5)	2,863,146	3.53
Exercised	(510,673)	6.23
Expired	(2,013,254)	16.42
Outstanding at December 31, 2017	10,429,345	$7.94

During the year ended December 31, 2017, the weighted average share price at the date of exercise for stock options exercised was CAD $9.99 per share (for the year ended December 31, 2016: CAD $11.37 per share).
(i) Stock options granted
During the year ended December 31, 2017, the Company granted 578,490 stock options (year ended December 31, 2016 - 1,620,000). The following table presents the weighted average fair value assumptions used in the Black-Scholes valuation:

For options granted in the year ended:	December 31, 2017	December 31, 2016
Weighted average share price at grant date (CAD$)	$9.62	$3.75
Risk-free rate	0.91% - 1.35%	0.32% - 0.92%
Expected dividend yield	0.70%	0.70%
Expected stock price volatility (based on historical volatility)	57%	49%
Expected life of option (months)	36 - 84	42 - 84
Weighted average per share fair value of stock options granted (CAD$)	$4.27	$1.52

As part of the Richmont Mines acquisition (note 5), the Company issued 2,863,146 replacement stock options to ex-Richmont employees. The following table presents the weighted average fair value assumptions used in the Black-Scholes valuation:

Replacement options granted:	November 23, 2017
Weighted average share price at grant date (CAD$)	$3.53
Risk-free rate	1.43%
Expected dividend yield	0.70%
Expected stock price volatility (based on historical volatility)	53%
Expected life of option (months)	12
Weighted average per share fair value of stock options granted (CAD$)	$5.45
Stock options outstanding and exercisable as at December 31, 2017:

	Outstanding			Exercisable
Range of exercise prices (CAD$)	Number of options	Weighted average exercise price (CAD$)	Weighted average remaining contractual life (years)	Number of options	Weighted average exercise price (CAD$)
$0.82 - $3.00	1,770,508	2.04	0.90	1,770,508	2.04
$3.01 - $7.00	2,119,866	3.91	3.97	1,039,866	4.07
$7.01 - $11.00	4,234,349	8.07	2.21	3,375,194	7.88
$11.01 - $15.00	985,311	14.11	0.65	985,311	14.11
$15.01 - $19.00	1,112,425	16.59	0.81	1,112,425	16.59
$19.01 - $23.00	206,886	20.88	0.66	206,886	20.88
	10,429,345	$7.94	2.02	8,490,190	$8.53

d)	Other employee long-term incentives
The following is a continuity of the changes in the number of other long-term incentive plans ("LTI") outstanding for the years ended December 31, 2017 and 2016:

	Restricted share units ("RSU")	Stock appreciation rights ("SAR")	Deferred share units ("DSU")	Performance share units ("PSU")
Outstanding units, December 31, 2015	1,404,325	2,471,462	276,930	273,363
Granted	574,088	—	130,009	340,188
Forfeited	(257,345)	(729,816)	(15,313)	(102,156)
Settled	(310,876)	(252,071)	(13,281)	(87,142)
Outstanding units, December 31, 2016	1,410,192	1,489,575	378,345	424,253
Granted	499,560	—	102,260	269,780
Conversion of Richmont units to Alamos units (note 5)	112,774	—	—	—
Forfeited	(171,452)	(316,074)	—	(65,451)
Settled	(350,140)	(117,976)	—	(28,877)
Outstanding units, December 31, 2017	1,500,934	1,055,525	480,605	599,705

The settlement of LTI is either cash or equity based on the feature of the LTI. The settlement of SARs is in cash, and RSUs, DSUs and PSUs are either cash or equity settled.
e) Earnings (loss) per share
Basic earnings or loss per share amounts are calculated by dividing earnings or loss for the period by the weighted average number of common shares outstanding during the period. Diluted earnings (loss) per share is calculated based on the weighted average number of common shares outstanding during the period, including the effects of dilutive common share equivalents.

	For the years ended December 31,
	2017	2016
Net earnings (loss)	$26.6	($17.9)
Weighted average number of common shares outstanding (in thousands)	305,521	265,234
Basic earnings (loss) per share	$0.09	($0.07)

Dilutive effect of potential common share equivalents (in thousands)	3,500	—

Diluted weighted average number of common shares outstanding (in thousands)	309,021	265,234
Diluted earnings (loss) per share	$0.09	($0.07)

The following table lists the equity securities excluded from the computation of diluted loss per share. The securities were excluded as the exercise price relating to the particular security exceeded the average market price of the Company's common shares of CAD $9.40 for the year ended December 31, 2017 (2016 - CAD $8.78), or the inclusion of the equity securities had an anti-dilutive effect on net loss.
For the periods in which the Company records a loss, diluted loss per share is calculated using the basic weighted average number of shares outstanding, as using the diluted weighted average number of shares outstanding in the calculation would be anti-dilutive.

	For the years ended December 31,
(in thousands)	2017	2016
Stock options	2,920	9,512
Equity settled LTI	—	369
Warrants	12,232	11,310
	15,152	21,191

(f)    Dividends
On April 28, 2017, the Company paid a dividend of $3.0 million or $0.01 per share.
On October 31, 2017, the Company paid a dividend of $3.0 million or $0.01 per share.
(g)    Share purchase warrants
The Company has the following share purchase warrants ("Warrants"), outstanding as at December 31, 2017 related to past acquisitions:

	Number of warrants	Common shares issuable	Exercise price	Expiry date
	(000s)	(000s)	CAD
AGI.WT	7,167	7,167	$28.46	August 30, 2018
AGI.WT.A	5,065	5,065	$10.00	January 7, 2019
	12,232	12,232

The AGI.WT warrants issued in relation to the Esperanza acquisition in 2013 are classified as a derivative liability recorded at fair value through profit or loss, due to the currency of the exercise price of the warrants. The warrants are priced in Canadian dollars, which is not the functional currency of the Company. Therefore the warrants are fair valued using the market price with gains or losses recorded in net loss. The Company recorded a gain of $2.3 million recorded in other gains for the year ended December 31, 2017 (2016 - a loss of 1.6 million).